Related Party Transaction and Balance - Schedule of Related Party Transaction and Balance (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Nature of relationships with related parties[Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
Nature of relationships with related parties[Member] | Ms. Yung Yung Lo [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer of the Company
Nature of relationships with related parties[Member] | LCM [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Owning 9.8% equity interest in LCM
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Gross commission income
Balance with related parties	$ 8,197
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Handling income
Balance with related parties	$ 39
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Interest income
Balance with related parties	$ 25,222
Balance With Related Parties [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Payable due to customers – a related party
Balance with related parties	$ 70,535		$ 880,336
Balance With Related Parties [Member] | LCM [Member]
Related Party Transaction [Line Items]
Nature	Loans receivable – a related party
Balance with related parties	$ 2,621,644